Document and Entity Information Document	Nov. 07, 2019
Document Information [Line Items]
Document Type	8-K
Entity Central Index Key	0000833444
Entity Address, Address Line One	One Albert Quay
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, Par Value $0.01
Entity Incorporation, State or Country Code	L2
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Entity File Number	001-13836
Entity Tax Identification Number	98-0390500
Trading Symbol	JCI
Security Exchange Name	NYSE
Entity Address, City or Town	Cork
Entity Address, State or Province	IE
Amendment Flag	false
Entity Address, Postal Zip Code	T12 X8N6
City Area Code	353
Local Phone Number	21-423-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false